Repo and Reverse Repo Transactions	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Repo and Reverse Repo Transactions
10.	REPO AND REVERSE REPO TRANSACTIONS

The Group carries out repo transactions in which it performs the spot sale of a security with the related forward purchase thereof, thus substantially retaining all the risks and rewards associated with the instruments and recognizing them in “Financial Assets Pledged as Collateral” at year-end, as the provisions set out in point 3.4.2 (Derecognition of Assets) of IFRS 9 “Financial Instruments”) are not met.

The residual values of assets transferred under repo transactions as of December 31, 2018 and 2017 and January 1, 2017 are detailed below:

Repo Transactions:

	Nominal Value	Book Value
December 31, 2018	—	—
December 31, 2017	4,100,000,000	4,945,864
January 1, 2017	—	—

Reverse Repo Transactions:

	Nominal Value	Book Value
December 31, 2018	—	—
December 31, 2017	—	—
January 1, 2017	600,000,000	1,088,747